Schedule of Investments (unaudited)
June 30, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)(a)	1,203,167	$ 252,099,582
General Dynamics Corp.	402,759	117,468,690
General Electric Co.	1,003,965	258,410,551
Huntington Ingalls Industries, Inc.	62,221	15,023,883
L3Harris Technologies, Inc.	298,685	74,922,145
Lockheed Martin Corp.	332,520	154,003,313
Northrop Grumman Corp.	215,978	107,984,680
RTX Corp.	915,621	133,698,978
Textron, Inc.	290,568	23,329,705
		1,136,941,527
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	188,010	18,039,560
Expeditors International of Washington, Inc.	221,458	25,301,576
FedEx Corp.	351,496	79,898,556
United Parcel Service, Inc., Class B	1,169,481	118,047,412
		241,287,104
Automobile Components — 0.1%
Aptiv PLC(a)	347,042	23,675,205
Automobiles — 0.4%
Ford Motor Co.	6,241,717	67,722,629
General Motors Co.	1,532,447	75,411,717
		143,134,346
Banks — 5.8%
Bank of America Corp.	10,456,202	494,787,479
Citigroup, Inc.	2,979,421	253,608,315
Citizens Financial Group, Inc.	691,600	30,949,100
Fifth Third Bancorp	1,063,222	43,730,321
Huntington Bancshares, Inc.	2,330,558	39,060,152
JPMorgan Chase & Co.	1,906,880	552,823,581
KeyCorp	1,587,303	27,650,818
M&T Bank Corp.	255,848	49,631,953
PNC Financial Services Group, Inc. (The)	630,483	117,534,641
Regions Financial Corp.	1,438,688	33,837,942
Truist Financial Corp.	2,088,718	89,793,987
U.S. Bancorp	2,486,147	112,498,152
Wells Fargo & Co.	5,192,702	416,039,284
		2,261,945,725
Beverages — 2.3%
Brown-Forman Corp., Class B, NVS	291,534	7,845,180
Coca-Cola Co. (The)	6,181,108	437,313,391
Constellation Brands, Inc., Class A	243,985	39,691,480
Keurig Dr. Pepper, Inc.	2,167,272	71,650,012
Molson Coors Beverage Co., Class B	272,911	13,124,290
Monster Beverage Corp.(a)	626,742	39,259,119
PepsiCo, Inc.	2,187,834	288,881,601
		897,765,073
Biotechnology — 2.0%
AbbVie, Inc.	1,634,818	303,454,917
Amgen, Inc.	489,420	136,650,958
Biogen, Inc.(a)	233,813	29,364,575
Gilead Sciences, Inc.	1,984,939	220,070,187
Incyte Corp.(a)	102,593	6,986,583
Moderna, Inc.(a)(b)	538,381	14,853,932
Regeneron Pharmaceuticals, Inc.	165,530	86,903,250
		798,284,402
Security	Shares	Value
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	6,332,368	$ 1,389,258,216
eBay, Inc.	242,477	18,054,837
		1,407,313,053
Building Products — 0.5%
A. O. Smith Corp.	186,427	12,224,018
Allegion PLC	65,148	9,389,130
Builders FirstSource, Inc.(a)	87,155	10,170,117
Carrier Global Corp.	665,470	48,705,749
Johnson Controls International PLC	1,050,184	110,920,434
Masco Corp.	198,386	12,768,123
		204,177,571
Capital Markets — 5.3%
Bank of New York Mellon Corp. (The)	525,912	47,915,842
BlackRock, Inc.(c)	232,382	243,826,814
Blackstone, Inc., Class A, NVS	1,164,300	174,155,994
Cboe Global Markets, Inc.	166,784	38,895,697
Charles Schwab Corp. (The)	2,725,381	248,663,762
CME Group, Inc., Class A	574,360	158,305,103
Coinbase Global, Inc., Class A(a)	171,849	60,231,356
FactSet Research Systems, Inc.	33,124	14,815,703
Franklin Resources, Inc.	490,765	11,704,745
Goldman Sachs Group, Inc. (The)	489,627	346,533,509
Intercontinental Exchange, Inc.	439,361	80,609,563
Invesco Ltd.	712,105	11,229,896
KKR & Co., Inc., Class A	604,174	80,373,267
MarketAxess Holdings, Inc.	59,978	13,395,487
Moody’s Corp.	118,459	59,417,850
Morgan Stanley	1,084,706	152,791,687
Nasdaq, Inc.	389,171	34,799,671
Northern Trust Corp.	311,863	39,541,110
Raymond James Financial, Inc.	110,988	17,022,230
S&P Global, Inc.	265,477	139,983,367
State Street Corp.	456,983	48,595,572
T Rowe Price Group, Inc.	354,105	34,171,133
		2,056,979,358
Chemicals — 2.3%
Air Products & Chemicals, Inc.	354,704	100,047,810
Albemarle Corp.	187,171	11,730,007
CF Industries Holdings, Inc.	258,228	23,756,976
Corteva, Inc.	1,087,556	81,055,549
Dow, Inc.	1,126,647	29,833,613
DuPont de Nemours, Inc.	667,036	45,751,999
Eastman Chemical Co.	183,889	13,729,153
Ecolab, Inc.	205,460	55,359,142
International Flavors & Fragrances, Inc.	406,504	29,898,369
Linde PLC	751,135	352,417,519
LyondellBasell Industries NV, Class A	412,438	23,863,663
Mosaic Co. (The)	506,409	18,473,800
PPG Industries, Inc.	361,823	41,157,366
Sherwin-Williams Co. (The)	158,585	54,451,746
		881,526,712
Commercial Services & Supplies — 0.2%
Rollins, Inc.	184,877	10,430,760
Veralto Corp.	205,230	20,717,969
Waste Management, Inc.	274,316	62,768,987
		93,917,716
Communications Equipment — 1.2%
Cisco Systems, Inc.	6,348,165	440,435,688

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(a)(b)	49,680	$ 14,621,818
Juniper Networks, Inc.	524,667	20,949,953
		476,007,459
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	46,506	25,529,934
Vulcan Materials Co.	79,856	20,828,042
		46,357,976
Consumer Finance — 0.6%
Capital One Financial Corp.	1,020,668	217,157,324
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.	351,583	40,214,064
Dollar Tree, Inc.(a)	314,854	31,183,140
Kroger Co. (The)	976,434	70,039,611
Sysco Corp.	776,531	58,814,458
Target Corp.	727,294	71,747,553
Walgreens Boots Alliance, Inc.	1,140,829	13,096,717
Walmart, Inc.	2,275,084	222,457,713
		507,553,256
Containers & Packaging — 0.4%
Amcor PLC	3,656,418	33,602,481
Avery Dennison Corp.	124,608	21,864,966
Ball Corp.	442,183	24,802,044
International Paper Co.	841,420	39,403,699
Packaging Corp. of America	71,061	13,391,445
Smurfit WestRock PLC	784,725	33,860,884
		166,925,519
Distributors — 0.2%
Genuine Parts Co.	220,827	26,788,523
LKQ Corp.	412,998	15,285,056
Pool Corp.	60,774	17,714,406
		59,787,985
Diversified Telecommunication Services — 1.6%
AT&T Inc.	11,482,030	332,289,948
Verizon Communications, Inc.	6,727,476	291,097,887
		623,387,835
Electric Utilities — 2.3%
Alliant Energy Corp.	410,660	24,832,610
American Electric Power Co., Inc.	853,884	88,599,004
Duke Energy Corp.	1,240,993	146,437,174
Edison International	614,712	31,719,139
Entergy Corp.	711,391	59,130,820
Evergy, Inc.	366,095	25,234,928
Eversource Energy	586,586	37,318,601
Exelon Corp.	1,609,087	69,866,558
FirstEnergy Corp.	819,662	32,999,592
NextEra Energy, Inc.	1,082,798	75,167,837
PG&E Corp.	3,508,717	48,911,515
Pinnacle West Capital Corp.	190,297	17,025,873
PPL Corp.	561,349	19,024,118
Southern Co. (The)	1,754,516	161,117,204
Xcel Energy, Inc.	919,287	62,603,445
		899,988,418
Electrical Equipment — 0.4%
AMETEK, Inc.	195,042	35,294,800
Emerson Electric Co.	288,237	38,430,639
Generac Holdings, Inc.(a)(b)	35,943	5,147,397
Rockwell Automation, Inc.	179,873	59,748,415
		138,621,251
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	211,307	$ 37,737,317
Corning, Inc.	1,228,608	64,612,495
Jabil, Inc.(b)	171,093	37,315,383
Keysight Technologies, Inc.(a)	275,883	45,206,188
Ralliant Corp.(a)	1	32
TE Connectivity PLC	473,564	79,876,040
Teledyne Technologies, Inc.(a)	74,681	38,259,823
Trimble, Inc.(a)	212,965	16,181,081
Zebra Technologies Corp., Class A(a)	45,148	13,921,837
		333,110,196
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	1,579,137	60,544,112
Halliburton Co.	1,381,426	28,153,462
Schlumberger NV	2,167,976	73,277,589
		161,975,163
Entertainment — 1.3%
Electronic Arts, Inc.	218,230	34,851,331
Take-Two Interactive Software, Inc.(a)	270,032	65,577,271
Walt Disney Co. (The)	2,868,665	355,743,147
Warner Bros Discovery, Inc., Class A(a)(b)	3,588,478	41,123,958
		497,295,707
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	1,492,307	724,917,971
Fidelity National Information Services, Inc.	840,704	68,441,713
Global Payments, Inc.	391,292	31,319,012
Jack Henry & Associates, Inc.	68,944	12,421,640
PayPal Holdings, Inc.(a)	511,539	38,017,579
		875,117,915
Food Products — 1.2%
Archer-Daniels-Midland Co.	765,788	40,418,291
Bunge Global SA	212,613	17,068,572
Conagra Brands, Inc.	758,733	15,531,265
General Mills, Inc.	874,915	45,329,346
Hershey Co. (The)	235,879	39,144,120
Hormel Foods Corp.	463,276	14,014,099
J M Smucker Co. (The)	169,047	16,600,415
Kellanova	426,577	33,925,669
Kraft Heinz Co. (The)	1,388,214	35,843,685
Lamb Weston Holdings, Inc.	225,695	11,702,286
McCormick & Co., Inc., NVS	401,416	30,435,361
Mondelez International, Inc., Class A	2,067,500	139,432,200
The Campbell’s Co.	312,839	9,588,515
Tyson Foods, Inc., Class A	453,118	25,347,421
		474,381,245
Gas Utilities — 0.1%
Atmos Energy Corp.	252,826	38,963,015
Ground Transportation — 1.0%
CSX Corp.	1,616,886	52,758,990
JB Hunt Transport Services, Inc.	125,671	18,046,355
Norfolk Southern Corp.	359,405	91,996,898
Old Dominion Freight Line, Inc.	160,236	26,006,303
Union Pacific Corp.	953,397	219,357,582
		408,166,128
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,776,258	377,598,851
Align Technology, Inc.(a)	108,605	20,562,185
Baxter International, Inc.	811,895	24,584,181
Becton Dickinson & Co.	457,339	78,776,643
Cooper Cos., Inc. (The)(a)(b)	317,334	22,581,488

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Dexcom, Inc.(a)(b)	356,642	$ 31,131,280
Edwards Lifesciences Corp.(a)	936,159	73,216,995
GE HealthCare Technologies, Inc.	729,820	54,057,768
Hologic, Inc.(a)	357,408	23,288,705
IDEXX Laboratories, Inc.(a)(b)	128,186	68,751,279
Medtronic PLC	2,047,137	178,448,932
Solventum Corp.(a)(b)	220,075	16,690,488
STERIS PLC	156,829	37,673,462
Stryker Corp.	257,667	101,940,795
Zimmer Biomet Holdings, Inc.	316,863	28,901,074
		1,138,204,126
Health Care Providers & Services — 3.6%
Cardinal Health, Inc.	380,428	63,911,904
Cencora, Inc.	275,262	82,537,311
Centene Corp.(a)	794,026	43,099,731
Cigna Group (The)	425,809	140,763,939
CVS Health Corp.	2,023,357	139,571,166
Elevance Health, Inc.	360,120	140,072,275
HCA Healthcare, Inc.	113,200	43,366,920
Henry Schein, Inc.(a)	198,683	14,513,793
Humana, Inc.	192,373	47,031,351
Labcorp Holdings, Inc.	132,721	34,840,590
McKesson Corp.	199,758	146,378,667
Molina Healthcare, Inc.(a)(b)	86,384	25,733,794
Quest Diagnostics, Inc.	177,941	31,963,542
UnitedHealth Group, Inc.	1,447,524	451,584,062
Universal Health Services, Inc., Class B	93,093	16,863,797
		1,422,232,842
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	243,681	17,698,551
Healthpeak Properties, Inc.	1,112,505	19,479,963
Ventas, Inc.	719,303	45,423,984
Welltower, Inc.	455,489	70,022,324
		152,624,822
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	410,090	6,298,982
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.(a)(b)	335,486	9,524,447
Darden Restaurants, Inc.	105,675	23,033,980
Domino’s Pizza, Inc.	31,931	14,388,109
McDonald’s Corp.	1,140,979	333,359,834
MGM Resorts International(a)	329,689	11,338,005
Starbucks Corp.	1,814,005	166,217,278
Yum! Brands, Inc.	262,576	38,908,512
		596,770,165
Household Durables — 0.3%
DR Horton, Inc.	440,658	56,809,629
Lennar Corp., Class A	369,758	40,898,932
Mohawk Industries, Inc.(a)	83,240	8,726,882
NVR, Inc.(a)	1,771	13,080,004
		119,515,447
Household Products — 2.0%
Church & Dwight Co., Inc.	391,827	37,658,493
Clorox Co. (The)	196,714	23,619,450
Colgate-Palmolive Co.	724,185	65,828,416
Kimberly-Clark Corp.	528,881	68,183,339
Procter & Gamble Co. (The)	3,741,188	596,046,072
		791,335,770
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,130,198	$ 11,889,683
Industrial Conglomerates — 0.9%
3M Co.	859,438	130,840,841
Honeywell International, Inc.	1,025,530	238,825,427
		369,666,268
Industrial REITs — 0.4%
Prologis, Inc.	1,481,371	155,721,720
Insurance — 2.7%
Aflac, Inc.	775,558	81,790,347
Allstate Corp. (The)	422,570	85,067,567
American International Group, Inc.	918,611	78,623,915
Aon PLC, Class A	168,202	60,007,746
Arthur J. Gallagher & Co.	224,509	71,869,821
Assurant, Inc.	81,114	16,019,204
Chubb Ltd.	594,871	172,346,026
Cincinnati Financial Corp.	116,377	17,330,863
Everest Group Ltd.	68,004	23,111,159
Globe Life, Inc.	133,410	16,581,529
Hartford Insurance Group, Inc. (The)	205,234	26,038,038
Loews Corp.	281,132	25,768,559
Marsh & McLennan Cos., Inc.	439,796	96,156,997
MetLife, Inc.	898,785	72,280,290
Principal Financial Group, Inc.	333,527	26,492,050
Prudential Financial, Inc.	564,878	60,690,492
Travelers Cos., Inc. (The)	361,536	96,725,341
W R Berkley Corp.	214,211	15,738,082
Willis Towers Watson PLC	82,502	25,286,863
		1,067,924,889
Interactive Media & Services — 0.0%
Match Group, Inc.	400,552	12,373,051
IT Services — 1.1%
Accenture PLC, Class A	998,950	298,576,165
Akamai Technologies, Inc.(a)(b)	237,711	18,959,829
Cognizant Technology Solutions Corp., Class A	788,297	61,510,815
EPAM Systems, Inc.(a)	89,739	15,867,650
VeriSign, Inc.	128,667	37,159,030
		432,073,489
Leisure Products — 0.0%
Hasbro, Inc.	207,808	15,340,387
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	454,415	53,625,514
Bio-Techne Corp.	253,090	13,021,480
Charles River Laboratories International, Inc.(a)	78,279	11,877,273
Danaher Corp.	1,015,836	200,668,243
IQVIA Holdings, Inc.(a)	261,949	41,280,543
Mettler-Toledo International, Inc.(a)	19,628	23,057,404
Revvity, Inc.(b)	187,873	18,171,077
Thermo Fisher Scientific, Inc.	602,368	244,236,129
Waters Corp.(a)(b)	51,104	17,837,340
West Pharmaceutical Services, Inc.	114,352	25,020,218
		648,795,221
Machinery — 1.2%
Deere & Co.	225,628	114,729,582
Dover Corp.	119,709	21,934,280
Fortive Corp.	543,533	28,334,375
IDEX Corp.	120,538	21,162,857
Illinois Tool Works, Inc.	250,807	62,012,031
Nordson Corp.	85,792	18,391,231
Otis Worldwide Corp.	631,021	62,483,699

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	375,470	$ 35,692,178
Pentair PLC	90,955	9,337,440
Snap-on, Inc.	82,970	25,818,605
Stanley Black & Decker, Inc.	244,780	16,583,845
Xylem, Inc.	388,592	50,268,261
		466,748,384
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	152,133	62,193,492
Comcast Corp., Class A	5,943,164	212,111,523
Fox Corp., Class A, NVS	346,699	19,429,012
Fox Corp., Class B	209,456	10,814,213
Interpublic Group of Cos., Inc. (The)	592,395	14,501,830
News Corp., Class A, NVS	599,432	17,815,119
News Corp., Class B(b)	180,231	6,183,726
Omnicom Group, Inc.	312,977	22,515,565
Paramount Global, Class B, NVS	945,986	12,203,219
		377,767,699
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	2,289,144	99,234,392
Newmont Corp.	1,774,003	103,353,415
Nucor Corp.	367,793	47,643,905
Steel Dynamics, Inc.	220,058	28,169,625
		278,401,337
Multi-Utilities — 1.3%
Ameren Corp.	430,789	41,372,976
CenterPoint Energy, Inc.	1,042,250	38,292,265
CMS Energy Corp.	477,313	33,068,245
Consolidated Edison, Inc.	574,254	57,626,389
Dominion Energy, Inc.	1,363,713	77,077,059
DTE Energy Co.	330,751	43,811,277
NiSource, Inc.	748,583	30,197,838
Public Service Enterprise Group, Inc.	422,013	35,525,054
Sempra	1,042,785	79,011,819
WEC Energy Group, Inc.	508,665	53,002,893
		488,985,815
Office REITs — 0.0%
BXP, Inc.	230,695	15,564,992
Oil, Gas & Consumable Fuels — 5.3%
APA Corp.	591,374	10,816,230
Chevron Corp.	2,591,652	371,098,650
ConocoPhillips	2,014,922	180,819,100
Coterra Energy, Inc.	1,216,534	30,875,633
Devon Energy Corp.	1,023,445	32,555,785
Diamondback Energy, Inc.	298,994	41,081,776
EOG Resources, Inc.	869,927	104,051,968
EQT Corp.	954,133	55,645,037
Expand Energy Corp.	345,172	40,364,414
Exxon Mobil Corp.	6,877,472	741,391,482
Kinder Morgan, Inc.	3,089,889	90,842,737
Marathon Petroleum Corp.	489,677	81,340,246
Occidental Petroleum Corp.	1,129,368	47,444,750
ONEOK, Inc.	438,051	35,758,103
Phillips 66	649,419	77,475,687
Valero Energy Corp.	499,215	67,104,480
Williams Cos., Inc. (The)	934,141	58,673,396
		2,067,339,474
Passenger Airlines — 0.1%
Southwest Airlines Co.	908,323	29,465,998
Security	Shares	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	370,975	$ 29,974,780
Kenvue, Inc.	3,060,117	64,048,249
		94,023,029
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	3,249,075	150,399,682
Johnson & Johnson	3,839,373	586,464,226
Merck & Co., Inc.	4,006,855	317,182,642
Pfizer, Inc.	9,072,145	219,908,795
Viatris, Inc.	1,893,862	16,912,187
Zoetis, Inc., Class A	710,753	110,841,930
		1,401,709,462
Professional Services — 0.7%
Automatic Data Processing, Inc.	278,204	85,798,114
Broadridge Financial Solutions, Inc.	104,987	25,514,991
Equifax, Inc.	197,950	51,342,291
Jacobs Solutions, Inc.	191,516	25,174,778
Leidos Holdings, Inc.	100,160	15,801,242
Paychex, Inc.	270,799	39,390,423
Verisk Analytics, Inc.	125,377	39,054,935
		282,076,774
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	673,742	54,168,857
Residential REITs — 0.4%
AvalonBay Communities, Inc.	126,361	25,714,464
Camden Property Trust	83,638	9,425,166
Equity Residential	546,035	36,851,902
Essex Property Trust, Inc.	53,303	15,106,070
Invitation Homes, Inc.	904,814	29,677,899
Mid-America Apartment Communities, Inc.	110,406	16,341,192
UDR, Inc.	263,478	10,757,807
		143,874,500
Retail REITs — 0.4%
Federal Realty Investment Trust	122,869	11,671,327
Kimco Realty Corp.	1,082,453	22,753,162
Realty Income Corp.	1,443,766	83,175,359
Regency Centers Corp.	258,166	18,389,164
		135,989,012
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(a)	2,587,276	367,134,464
Analog Devices, Inc.	791,580	188,411,871
Applied Materials, Inc.	751,061	137,496,737
Enphase Energy, Inc.(a)	209,575	8,309,649
First Solar, Inc.(a)	80,139	13,266,210
Intel Corp.	6,952,494	155,735,866
Lam Research Corp.	2,041,090	198,679,700
Microchip Technology, Inc.	857,226	60,322,994
Micron Technology, Inc.	1,783,311	219,793,081
NXP Semiconductors NV	242,040	52,883,320
ON Semiconductor Corp.(a)(b)	670,280	35,129,375
QUALCOMM, Inc.	1,750,787	278,830,338
Skyworks Solutions, Inc.	239,295	17,832,263
Teradyne, Inc.	259,408	23,325,967
Texas Instruments, Inc.	1,449,650	300,976,333
		2,058,128,168
Software — 8.5%
Adobe, Inc.(a)	394,646	152,680,645
ANSYS, Inc.(a)	78,561	27,592,194
Cadence Design Systems, Inc.(a)	196,593	60,580,133
Gen Digital, Inc.	365,493	10,745,494

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Microsoft Corp.	5,692,857	$ 2,831,684,000
PTC, Inc.(a)(b)	101,541	17,499,576
Roper Technologies, Inc.	171,365	97,136,537
Synopsys, Inc.(a)(b)	118,287	60,643,379
Workday, Inc., Class A(a)	182,999	43,919,760
		3,302,481,718
Specialized REITs — 1.4%
American Tower Corp.	747,298	165,167,804
Crown Castle, Inc.	694,063	71,301,092
Digital Realty Trust, Inc.	506,060	88,221,440
Equinix, Inc.	82,627	65,727,300
Extra Space Storage, Inc.	186,244	27,459,815
SBA Communications Corp., Class A	172,113	40,419,017
VICI Properties, Inc.	1,684,269	54,907,169
Weyerhaeuser Co.	1,157,319	29,731,525
		542,935,162
Specialty Retail — 2.0%
Best Buy Co., Inc.	306,981	20,607,634
CarMax, Inc.(a)	242,363	16,289,217
Home Depot, Inc. (The)	888,167	325,637,549
Lowe’s Cos., Inc.	893,230	198,180,940
Ross Stores, Inc.	525,019	66,981,924
TJX Cos., Inc. (The)	731,569	90,341,456
Tractor Supply Co.	390,696	20,617,028
Ulta Beauty, Inc.(a)	71,961	33,664,795
		772,320,543
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	12,869,882	2,640,513,690
Dell Technologies, Inc., Class C	253,083	31,027,975
Hewlett Packard Enterprise Co.	2,092,211	42,785,715
HP, Inc.	1,504,272	36,794,493
NetApp, Inc.	170,567	18,173,914
Seagate Technology Holdings PLC	338,242	48,818,468
Western Digital Corp.	556,705	35,623,553
		2,853,737,808
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)	95,627	22,719,063
NIKE, Inc., Class B	1,879,900	133,548,096
		156,267,159
Security	Shares	Value
Tobacco — 0.8%
Altria Group, Inc.	1,452,250	$ 85,145,417
Philip Morris International, Inc.	1,142,605	208,102,649
		293,248,066
Trading Companies & Distributors — 0.1%
Fastenal Co.	785,002	32,970,084
Water Utilities — 0.1%
American Water Works Co., Inc.	310,821	43,238,309
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	357,606	85,203,206
Total Long-Term Investments — 99.8% (Cost: $36,142,963,047)		38,989,156,602
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	107,328,616	107,371,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	71,525,852	71,525,852
Total Short-Term Securities — 0.5% (Cost: $178,864,389)		178,897,399
Total Investments — 100.3% (Cost: $36,321,827,436)		39,168,054,001
Liabilities in Excess of Other Assets — (0.3)%		(106,722,438)
Net Assets — 100.0%		$ 39,061,331,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 124,420,531	$ —	$ (17,021,039)(a)	$ (25,943)	$ (2,002)	$ 107,371,547	107,328,616	$ 50,704 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	66,635,664	4,890,188 (a)	—	—	—	71,525,852	71,525,852	615,473	—
BlackRock, Inc.	214,837,709	12,812,890	(7,591,261)	1,622,395	22,145,081	243,826,814	232,382	1,209,814	—
				$ 1,596,452	$ 22,143,079	$ 422,724,213		$ 1,875,991	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	568	09/19/25	$ 54,667	$ 925,096
S&P 500 E-Mini Index	46	09/19/25	14,384	389,576
				$ 1,314,672
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 38,989,156,602	$ —	$ —	$ 38,989,156,602
Short-Term Securities
Money Market Funds	178,897,399	—	—	178,897,399
	$ 39,168,054,001	$ —	$ —	$ 39,168,054,001
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,314,672	$ —	$ —	$ 1,314,672

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust